Condensed Consolidated Statements of Partners' Equity (Parenthetical) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 25, 2018	Mar. 26, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement of Partners' Capital [Abstract]
Partnership distribution declared, amount per limited partnership unit (in dollars per share)	$ 0.890	$ 0.855	$ 3.455	$ 3.330	$ 3.075
Foreign currency translation adjustment, tax	$ 1,145	$ 0	$ (4,330)	$ 2,127	$ 9,050
Unrealized loss on cash flow hedging derivatives, tax	$ (347)	$ (371)	$ (1,484)	$ (650)	$ 625